Note 5 - Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment, Gross		$ 348,000	$ 264,000
Less: Accumulated depreciation		(261,000)	(205,000)
Property, plant and equipment, net	$ 242,000	87,000	59,000
Vehicles [Member]
Property, Plant and Equipment, Gross		1,000	1,000
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross		112,000	84,000
Office Equipment [Member]
Property, Plant and Equipment, Gross		162,000	133,000
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		39,000	36,000
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross		$ 34,000	$ 10,000